Deferred tax assets and liabilities (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	$ 6,799	$ 6,805
Tax loss carryforwards expired	18	14	$ 9
One year [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	19	20
Two years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	20	6
Three years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	47	8
Four years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	37	23
Five years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	166	51
More than five years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	5,408	5,691
Not subject to expiry [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	1,102	1,006
Capitalized [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	2,607	3,025
Capitalized [member] | One year [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	4
Capitalized [member] | Two years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	6	5
Capitalized [member] | Three years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	10	6
Capitalized [member] | Four years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	11
Capitalized [member] | Five years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	20	40
Capitalized [member] | More than five years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	1,872	2,291
Capitalized [member] | Not subject to expiry [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	684	683
Not capitalized [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	4,192	3,780
Not capitalized [member] | One year [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	15	20
Not capitalized [member] | Two years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	14	1
Not capitalized [member] | Three years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	37	2
Not capitalized [member] | Four years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	26	23
Not capitalized [member] | Five years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	146	11
Not capitalized [member] | More than five years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	3,536	3,400
Tax loss carry forwards		3,200
Not capitalized [member] | More than five years [member] | The Medicines Company
Statement [line items]
Tax loss carry forwards		1,600
Not capitalized [member] | Not subject to expiry [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or have not been capitalized as deferred tax assets	$ 418	$ 323